Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 88,394	$ 90,213	$ 223,352
K2HV Warrants
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	87,693	$ 90,213
Tranche 2B Warrants
Financial liabilities at fair value through profit or loss (FVTPL)
Financial liabilities designated as at FVTPL	$ 701